Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

23. VALUATION AND QUALIFYING ACCOUNTS

The Company’s valuation allowance for deferred tax assets for the years ended December 31, 2010, 2011 and 2012 were as follows:

Valuation Allowance for Deferred Tax Assets
Balance at January 1, 2010	$18,228
Additions	3,398
Deductions	(6,201)

Balance at December 31, 2010	$15,425
Additions	2,338
Deductions	(2,320)

Balance at December 31, 2011	$15,443
Additions	6,298
Deductions	(8,415)

Balance at December 31, 2012	$13,326